Summary of Significant Accounting Policies (Details)	12 Months Ended
Jun. 30, 2023 Y
Significant Accounting Policies
Useful life measured as period of time, intangible assets	20
Pilot plant
Significant Accounting Policies
Useful life measured as period of time, property, plant and equipment	2 years